Carrying Value and Estimated Fair Value of Other Long-term Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Carrying Value | 2015 Senior Unsecured Bonds
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	$ 300,000	$ 300,000
Carrying Value | 2017 Senior Secured Bonds
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	497,892	497,458
Carrying Value | 2020 Senior Secured Notes
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	750,000
Carrying Value | 2018 Senior Secured Term Loan B
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	742,945
Estimated Fair Value | 2015 Senior Unsecured Bonds
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	313,500	308,850
Estimated Fair Value | 2017 Senior Secured Bonds
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	540,000	512,500
Estimated Fair Value | 2020 Senior Secured Notes
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	756,563
Estimated Fair Value | 2018 Senior Secured Term Loan B
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	$ 758,910